Taxes Payable - Additional information (Details) - 12 months ended Mar. 31, 2019	HKD ($)	USD ($)
Taxes payable
Statutory tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Deferred income tax benefit		$ 0
Hongkong
Taxes payable
Statutory tax rate	16.50%	16.50%
Hongkong | Assessable Profits up to HKD 2,000,000
Taxes payable
Statutory tax rate	8.25%	8.25%
Assessable profits	$ 2,000,000	$ 0
PRC
Taxes payable
Statutory tax rate	25.00%	25.00%
Non-academic educational services
Taxes payable
VAT rate	3.00%	3.00%
Technical services
Taxes payable
VAT rate	6.00%	6.00%